LOANS RECEIVABLE, NET - Summary of balances of loans receivable by due date (Detail) ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Financing Receivable Recorded Investment Past Due [Line Items]
Loans receivable, net	¥ 31,296
Undue
Financing Receivable Recorded Investment Past Due [Line Items]
Loans receivable, net	23,107
1-14 Days Past Due
Financing Receivable Recorded Investment Past Due [Line Items]
Loans receivable, net	1,412
15 Days or Greater Past Due
Financing Receivable Recorded Investment Past Due [Line Items]
Loans receivable, net	¥ 6,777